Sep. 11, 2015
Catalyst/SMH High Income Fund
MUTUAL FUND SERIES TRUST Catalyst/SMH High Income Fund

MUTUAL FUND SERIES TRUST

Catalyst/SMH High Income Fund

Class A: HIIFX Class C: HIICX Class I: HIIIX

Catalyst/SMH Total Return Income Fund

Class A: TRIFX Class C: TRICX Class I: TRIIX

SMH Representation Trust

SMHRX

(each, a “Fund” and, collectively, the “Funds”)

September 11, 2015

The information in this Supplement amends certain information contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014.

______________________________________________________________________________

Effective immediately, Morgan Neff is no longer a portfolio manager of the Funds. All references to Mr. Neff in each Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted.

Dwayne Moyers and Daniel Rudnitsky continue to serve as the portfolio managers of each Fund and are jointly responsible for the day-to-day management of each Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund toll-free at 1-866-447-4228 or the SMH Representation Trust toll-free at 1-844-798-3622, or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Catalyst/SMH Total Return Income Fund
MUTUAL FUND SERIES TRUST Catalyst/SMH Total Return Income Fund

MUTUAL FUND SERIES TRUST

Catalyst/SMH High Income Fund

Class A: HIIFX Class C: HIICX Class I: HIIIX

Catalyst/SMH Total Return Income Fund

Class A: TRIFX Class C: TRICX Class I: TRIIX

SMH Representation Trust

SMHRX

(each, a “Fund” and, collectively, the “Funds”)

September 11, 2015

The information in this Supplement amends certain information contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014.

______________________________________________________________________________

Effective immediately, Morgan Neff is no longer a portfolio manager of the Funds. All references to Mr. Neff in each Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted.

Dwayne Moyers and Daniel Rudnitsky continue to serve as the portfolio managers of each Fund and are jointly responsible for the day-to-day management of each Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund toll-free at 1-866-447-4228 or the SMH Representation Trust toll-free at 1-844-798-3622, or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

SMH Representation Trust
MUTUAL FUND SERIES TRUST SMH Representation Trust

MUTUAL FUND SERIES TRUST

Catalyst/SMH High Income Fund

Class A: HIIFX Class C: HIICX Class I: HIIIX

Catalyst/SMH Total Return Income Fund

Class A: TRIFX Class C: TRICX Class I: TRIIX

SMH Representation Trust

SMHRX

(each, a “Fund” and, collectively, the “Funds”)

September 11, 2015

The information in this Supplement amends certain information contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014.

______________________________________________________________________________

Effective immediately, Morgan Neff is no longer a portfolio manager of the Funds. All references to Mr. Neff in each Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted.

Dwayne Moyers and Daniel Rudnitsky continue to serve as the portfolio managers of each Fund and are jointly responsible for the day-to-day management of each Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund toll-free at 1-866-447-4228 or the SMH Representation Trust toll-free at 1-844-798-3622, or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.